USDC (Details) - Schedule of additional information about USDC - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Additional Information About Usdc [Abstract]
Opening balance	$ 15,829,464	$ 56,005
Collection of USDC from exchange of cash and other digital assets	1,998,002	18,201,257
Collection of USDC from private placement		1,179,368
Receipt of USDC from sales of property and equipment	712,800
Collection of deposits of miner sales and other fees	230,000
Refund of deposit on property and equipment		234,371
Collection from borrowings from a related party			$ 329,722
Sales of USDC in exchange of cash	(13,450,000)
Payment of USDC for transportation expenses	(2,426,065)
Payment of USDC for other expenses	(2,267,760)	(1,615,922)	(273,717)
Investment in an investment security		(1,000,000)
Purchases of miners		(895,893)
Repayment of borrowings from a related party		(329,722)
Ending balance	$ 626,441	$ 15,829,464	$ 56,005